Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

7. Accounts Payable and Accrued Liabilities

As of November 30, 2023, the Company had accounts payable of $548,328 and accrued liabilities of $473,577, compared to $519,136 of accounts payable and $329,922 of accrued expenses for the year ended February 28, 2023.

7. Accounts Payable and Accrued Liabilities

As of February 28, 2023, the Company had accounts payable of $519,136 and accrued expenses of $329,922, compared to $302,059 of accounts payable and $13,806 of accrued expenses for the year ended February 28, 2022.